5. MINERAL PROPERTY INTERESTS: Schedule of Morrison claims (Details) - CAD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Details
Mineral Property Interest, Morrison Claims	$ 4,832,500	$ 4,832,500	$ 4,832,500